Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Commodity sales	$ 439,412	$ 613,241	$ 721,663
Services	151,231	135,718	116,195
Losses on commodity derivatives, net	(1,617)	1,345	1,091
Total revenue	589,026	750,304	838,949
Operating expenses:
Cost of sales	393,351	567,682	672,948
Direct operating expenses	71,544	71,729	58,048
Corporate expenses	89,438	65,327	60,465
Depreciation, amortization and accretion	90,882	81,335	57,818
Loss on sale of assets, net	688	2,860	4,087
Loss on impairment of property, plant and equipment	697	0	21,344
Loss on impairment of goodwill	2,654	148,488	0
Total operating expenses	649,254	937,421	874,710
Operating loss	(60,228)	(187,117)	(35,761)
Other income (expense):
Interest expense	(21,433)	(20,077)	(16,497)
Loss on extinguishment of debt	0	0	(1,634)
Other income (expense)	254	1,460	(1,096)
Earnings in unconsolidated affiliates	40,158	8,201	348
Loss from continuing operations, before income taxes	(41,249)	(197,533)	(54,640)
Income tax expense	(2,580)	(1,885)	(856)
Loss from continuing operations	(43,829)	(199,418)	(55,496)
Loss from discontinued operations, net of tax	(4,715)	(423)	(24,071)
Net income (loss)	(48,544)	(199,841)	(79,567)
Net income (loss) attributable to noncontrolling interests	2,766	(13)	3,993
Net loss attributable to the Partnership	$ (51,310)	$ (199,828)	$ (83,560)
Distribution declared per common unit (in dollars per share)	$ 3.01	$ 3.17	$ 1.85
Basic and diluted:
Loss from continuing operations, basic and diluted (in usd per share)	(1.51)	(4.91)	(2.77)
Loss from discontinued operations, basic and diluted (in usd per share)	(0.09)	(0.01)	(0.52)
Net loss, basic and diluted (in usd per share)	$ (1.60)	$ (4.92)	$ (3.29)
Weighted average number of common units outstanding:
Basic and diluted (in shares)	51,176	45,050	27,524
General Partner
Other income (expense):
Net income (loss)	$ (233)	$ (1,823)	$ (398)
General Partner's interest in net loss	(233)	(1,823)	(398)
Limited Partner
Other income (expense):
Net income (loss)	(51,077)	(198,005)	(83,162)
Limited Partners' interest in net loss	$ (51,077)	$ (198,005)	$ (83,162)